Related Party Transactions - Additional Information (Detail)	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended
	Jun. 27, 2014	Jun. 30, 2014	Dec. 31, 2014 USD ($)	Aug. 01, 2013 Knutsen Shuttle Tankers 13 AS [Member]	Jun. 30, 2014 Knutsen Shuttle Tankers 14 AS [Member]	Dec. 15, 2014 KNOT Shuttle Tankers 20 AS [Member]	Dec. 31, 2014 KNOT Shuttle Tankers 20 AS [Member]	Dec. 15, 2014 KNOT Shuttle Tankers 20 AS [Member]	Dec. 31, 2014 Director Fee [Member] USD ($)	Dec. 31, 2014 Committee Fee [Member] USD ($)	Aug. 01, 2013 Seller's Credit [Member] USD ($)	Dec. 15, 2014 Seller's Credit [Member] KNOT Shuttle Tankers 20 AS [Member] USD ($)	Dec. 31, 2014 Chief Executive and Financial Officer [Member] USD ($)	Dec. 31, 2014 Chief Executive and Financial Officer [Member] GBP (£)	Dec. 31, 2014 Chief Executive and Financial Officer [Member] Relocation Expenses [Member] Maximum [Member] GBP (£)	Dec. 31, 2014 Omnibus Agreement [Member]	Dec. 31, 2014 TSSI [Member]	Dec. 31, 2014 TSSI [Member] Chief Executive Officer [Member]	Dec. 31, 2014 NYK [Member]	Jul. 01, 2012 KNOT Management [Member]
Schedule of Other Related Party Transactions [Line Items]
Partnership, ownership interest				100.00%	100.00%	100.00%											50.00%		50.00%
Limited partnership (LP), ownership structure			KNOT is owned 50% by TSSI and 50% by Nippon Yusen Kaisha ("NYK"). TSSI also controls 99% of KOAS, which subcontracts services from Knutsen OAS Management AS, which served as the vessel management companies for KNOT and its subsidiaries until June 30, 2012. As of July 1, 2012, KNOT Management, a 100% owned subsidiary of KNOT, assumed responsibility for the commercial and technical management of the Vessels.
Ownership percentage by parent			100.00%																50.00%	100.00%
Commercial Management Agreement termination, date			Feb. 18, 2013
Partnership agreement, description			On March 25, 2013, the Partnership entered into an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS. Certain of the services intended to be provided to the Partnership by KOAS have been performed by KNOT under the same terms as the services provided to the Partnership by KOAS.
Guarantor obligations, related party disclosure			Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the existing charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. The Partnership will not incur any guarantee commissions in the future relating to such guarantees.													In addition, pursuant to the Omnibus Agreement, KNOT agreed to indemnify the Partnership for any defects in title to certain assets contributed or sold to the Partnership and any failure to obtain, prior to April 15, 2013, certain consents and permits necessary to conduct the Partnership's business, which liabilities arise within three years after the closing of the IPO on April 15, 2013.
Partnership term, description			The new charter has an initial term of two years. BG Group has options to extend the term of the new charter for three additional one-year periods. The new charter will commence in the fourth quarter of 2015.
Partnership term, period		2 years
Environmental claims indemnification deductible			$ 500,000
Environmental claims indemnification liabilities aggregate cap			5,000,000
Initial public offering completion date			Apr. 15, 2013
Equity interest in entity	2.00%		2.00%															100.00%
Agreement date													Mar. 28, 2013	Mar. 28, 2013
Effective date of agreement													Apr. 28, 2013	Apr. 28, 2013
Management and Directors, Compensation									40,000	5,000			329,842	200,000	30,000
Accrued salaries													47,000
Business acquisition purchase price settlement, loan											$ 10,500,000	$ 12,000,000
Interest rate								4.50%
Default interest rate, per annum						8.00%
Business acquisition purchase price settlement, loan							The Dan Cisne Seller's Credit is non-amortizing, matures in December 2019 or such other date as the parties agree
Interest rate, description							The Dan Cisne Seller’s Credit bears interest at LIBOR plus a fixed margin of 4.5%.